Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Oklahoma Water Resources Board, 4.00%, 10/1/43	$1,000	$1,181,170
Texas Water Development Board, 3.00%, 10/15/38	3,500	4,030,040

		$5,211,210

Education — 5.2%
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/38	$315	$389,693
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/39	380	468,544
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/42	860	1,052,167
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/32	175	237,057
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,764,200
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 4.00%, 7/1/45	875	1,001,394
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/40	900	1,139,067
District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	112,283
District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	110,852
District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	148,602
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,108,050
Pima County Community College District, AZ, 5.00%, 7/1/35	725	920,068
University of California, 5.25%, 5/15/35	3,555	4,090,881
Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/37	1,000	1,194,860

		$18,737,718

Electric Utilities — 3.2%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	$2,000	$2,679,840
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,270,520
New York Power Authority, 4.00%, 11/15/45	2,285	2,720,635
New York Power Authority, 4.00%, 11/15/50	715	845,066
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	243,866
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	204,651
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	192,153
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,279,022

		$11,435,753

Escrowed/Prerefunded — 7.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 3/1/21, 5.25%, 3/1/28	$535	$539,242
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	1,325	1,366,419
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,288,403
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,281,116
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,807,835
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,143,588

Security	Principal Amount (000’s omitted)	Value
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	$1,050	$1,092,357
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,989,140
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,022,380
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,253,140

		$26,783,620

General Obligations — 16.5%
California, 5.00%, 4/1/35	$2,125	$2,431,637
California, 5.25%, 10/1/29	560	581,039
California, 5.25%, 10/1/32	3,480	3,608,099
Chicago Board of Education, IL, 5.00%, 12/1/21	230	236,199
Chicago Board of Education, IL, 5.00%, 12/1/42	260	266,653
Chicago Board of Education, IL, 5.00%, 12/1/44	1,405	1,575,609
Chicago Board of Education, IL, 5.00%, 12/1/46	10	10,422
Chicago, IL, 5.00%, 1/1/39	1,400	1,554,476
Chicago, IL, 5.00%, 1/1/44	1,490	1,635,767
Corpus Christi Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	2,250	2,724,772
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,781,290
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,170,470
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,328,745
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,325,214
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	625,726
Illinois, 4.00%, 6/1/33	1,000	1,060,930
Illinois, 4.00%, 11/1/40	1,000	1,073,230
Illinois, 5.00%, 5/1/35	2,000	2,139,380
Illinois, 5.50%, 5/1/39	205	248,245
Illinois, 5.75%, 5/1/45	210	255,266
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,046,049
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,494,612
New York, NY, 4.00%, 10/1/35	295	354,661
New York, NY, 4.00%, 8/1/42(1)	7,000	8,192,800
Renton School District No. 403, WA, 4.00%, 12/1/33	1,230	1,539,911
Renton School District No. 403, WA, 4.00%, 12/1/34	1,300	1,624,701
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,199,821
San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/36	1,190	1,454,370
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,298,908
Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,454,795
University of Connecticut, 5.00%, 2/15/32	650	728,806
Washington, 5.00%, 6/1/38(2)	710	939,671

		$58,962,274

Hospital — 9.1%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	$1,720	$1,906,689
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,543,271
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,352,020
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,459,062
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,388,320
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,559,627
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,218,970
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	573,940

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	$2,110	$2,411,181
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,619,980
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,944,400
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,588,150

		$32,565,610

Housing — 0.6%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$552,845
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,364,813
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,202,658

Insured-Education — 1.0%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,227,258
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,334,045

		$3,561,303

Insured-Electric Utilities — 0.7%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,563,774

		$2,563,774

Insured-Escrowed/Prerefunded — 1.9%
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$5,173,654
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,558,284

		$6,731,938

Insured-General Obligations — 1.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$161,840
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	580,311
McCook, IL, (AGM), 4.00%, 12/1/29	240	293,474
McCook, IL, (AGM), 4.00%, 12/1/30	200	243,474
McCook, IL, (AGM), 4.00%, 12/1/33	500	600,215
McCook, IL, (AGM), 4.00%, 12/1/34	440	527,362
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,740,150

		$4,146,826

Insured-Lease Revenue/Certificates of Participation — 2.0%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,203,532

		$7,203,532

Insured-Other Revenue — 2.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,397,524
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	555	605,055
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49	1,315	1,382,683

		$8,385,262

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.4%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	$6,000	$7,581,900
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,452,054
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,282,303

		$12,316,257

Insured-Transportation — 8.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,087,750
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,085,640
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	852,690
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,406,066
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,195	1,340,718
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	1,705	2,069,529
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,669,820
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,269,198

		$29,781,411

Insured-Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	$655	$748,613
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	644,281
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	318,357
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	640,111

		$2,351,362

Lease Revenue/Certificates of Participation — 1.7%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$2,250	$2,536,133
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,621,180

		$6,157,313

Other Revenue — 0.4%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$216,000
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,119,120

		$1,335,120

Senior Living/Life Care — 3.4%
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(4)	$265	$275,637
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(4)	360	378,266
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(4)	775	816,370
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	620,160
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	2,930,836
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,771,128
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	163,717
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	674,289
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,765,055
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,572,171
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(4)	245	270,193

		$12,237,822

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.4%
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$4,169,165
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,369,188
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	120,925
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	2,490	2,953,115
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,187,590
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/36	1,500	1,828,005
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	600	607,074
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	3,065	3,775,682
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	935,124
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/35	2,000	2,361,120

		$19,306,988

Transportation — 11.7%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,946,784
Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/35	2,500	2,964,625
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,239,403
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,637,646
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	235	263,275
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,181,070
Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/37	500	598,670
Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/38	375	448,418
Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/39	500	595,915
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	3,026,724
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,840,389
New York Thruway Authority, 3.00%, 1/1/49	2,950	3,110,362
New York Thruway Authority, 5.00%, 1/1/38	2,000	2,601,540
New York Thruway Authority, 5.00%, 1/1/46	1,875	2,182,050
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/40	1,750	2,070,145
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/41	1,900	2,225,850
Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,872,700
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,916,440
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	275	321,934
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	510	595,389
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	265	308,749
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	355	453,946
Texas Transportation Commission, 0.00%, 8/1/40	1,000	462,100

		$41,864,124

Water and Sewer — 7.4%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,938,812
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,370,560
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,727,536
Houston, TX, Combined Utility System Revenue, 4.00%, 11/15/43	2,500	3,077,525
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	4,764,560

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	$4,400	$5,431,932
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,249,720

		$26,560,645

Total Tax-Exempt Investments — 95.2% (identified cost $310,113,230)		$340,402,520

Other Assets, Less Liabilities — 4.8%		$17,214,704

Net Assets — 100.0%		$357,617,224

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.4%
California	13.1%
Texas	11.1%
Others, representing less than 10% individually	54.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 14.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued/delayed delivery security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $6,077,692 or 1.7% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.
PSF	-	Permanent School Fund

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$340,402,520	$—	$340,402,520
Total Investments	$—	$340,402,520	$—	$340,402,520

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.